2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.  Our most significant estimates are for potential credit card chargeback's and refunds based on our historical chargeback and refund experience.  We evaluate our estimates on an ongoing basis.  Actual results may differ from these estimates under different assumptions or conditions. Sales are reduced by the amount of these estimates.